Investments (Narrative)(Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate fair value of equity securities		$ 24,760,000	$ 17,408,000
Equity securities		2,600,000	2,600,000
Other-than-temporary impairment	400,000	0	(415,287)	(858,787)
Residential Construction Industry [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recovery of temporary impairment			34.00%
Cement Business 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recovery of temporary impairment			93.00%
Cement Business 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recovery of temporary impairment			60.00%
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate fair value of equity securities		24,761,746	17,407,800
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate fair value of equity securities		24,761,746	17,407,800
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate fair value of equity securities		0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate fair value of equity securities		$ 0	$ 0